Condensed Consolidated Balance Sheets - USD ($) $ in Millions	Sep. 30, 2017	Dec. 31, 2016		Dec. 31, 2015
ASSETS
Cash and cash equivalents	$ 226	$ 48		$ 4
Restricted cash	58	103		75
Accounts receivable, net	104	123		89
Timeshare financing receivables, net	1,055	1,025		976
Inventory	475	513		412
Property and equipment, net	266	256		51
Investment in unconsolidated affiliate	41	0
Intangible assets, net	72	70		74
Other assets	51	42		43
TOTAL ASSETS	2,348	2,180		1,724
Liabilities:
Accounts payable, accrued expenses and other	324	231		208
Advanced deposits	102	103		96
Allocated Parent debt		0		634
Debt	484	490		0
Non-recourse debt	612	694		502
Deferred revenues	119	106		103
Deferred income tax liabilities	374	389		287
Total liabilities	2,015	2,013		1,830
Commitments and contingencies
Equity (deficit):
Preferred stock	0	0		0
Common stock	1	1	[1]	0	[1]
Additional paid-in capital	160	138		0
Accumulated retained earnings	172	28		0
Parent deficit		0		(106)
Total equity (deficit)	333	167		(106)
TOTAL LIABILITIES AND EQUITY	$ 2,348	$ 2,180		$ 1,724

[1]	Common stock issued and outstanding have been adjusted to reflect the stock split that occurred on January 3, 2017. See Note 1: Organization for further discussion.